Summary of Deposit Liabilities (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 43,100	$ 27,600
Deposits	470,710	481,164
Financial liabilities designated at fair value through profit or loss	113,988	59,665
Total deposits	1,261,921	1,214,136
Business and government [member] [Default Label] [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	470,710	481,164
Loan Commitments And Financial Guarantees [Member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	83	39
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	719,000	708,000
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	44,000	44,000
Covered Bondholders [member] [Member] | Business and government [member] [Default Label] [Member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	25,100	40,500
TD Capital Trust IV [Member] | Business and government [member] [Default Label] [Member]
Disclosure Of Deposits From Customers [Line Items]
Deposits	$ 500	$ 1,200